BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Short-term borrowings	$ 34,584	¥ 220,000	¥ 225,000
Current portion of long-term borrowings	$ 3,773	24,000	33,805
Long-term borrowings		¥ 40,972	¥ 31,023